Taxes on Income (Details) - Schedule of income (loss) before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income (loss) before taxes on income [Abstract]
Domestic	$ (966)	$ (980)	$ 877
Foreign	6	19	72
Total income (loss) before taxes	$ (960)	$ (961)	$ 949